Supplementary Financial Statement Information (Inventories By Major Category) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Raw materials	$ 296	$ 339
Finished pulp, paper and packaging products	1,381	1,248
Operating supplies	661	563
Other	100	78
Inventories	$ 2,438	$ 2,228